Note 19 - Intro AQ Section (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018
Total Stages [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	€ 680,328		€ 678,787
Allowance for Credit Losses	[1],[2]	4,093		4,259
Total Stages [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		35	[3]	13	[4]
Fair value		45,503		51,182
Total Stages [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	342		289
Notional Amount		259,218		262,659
Stage 1 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	645,967		637,037
Allowance for Credit Losses	[1],[2]	549		509
Stage 1 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		16	[3]	11	[4]
Fair value		45,083		50,932
Stage 1 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	128		132
Notional Amount		251,930		252,039
Stage 2 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	24,680		32,335
Allowance for Credit Losses	[1],[2]	492		501
Stage 2 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		9	[3]	1	[4]
Fair value		397		247
Stage 2 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	48		73
Notional Amount		5,864		10,021
Stage 3 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	7,531		7,452
Allowance for Credit Losses	[1],[2]	3,015		3,247
Stage 3 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		10	[3]	0	[4]
Fair value		23		2
Stage 3 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	166		84
Notional Amount		1,424		599
Stage 3 POCI [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	2,150		1,963
Allowance for Credit Losses	[1],[2]	36		3
Stage 3 POCI [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		0	[3]	0	[4]
Fair value		0		1
Stage 3 POCI [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	0		0
Notional Amount		€ 0		€ 0

[1]	Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets.
[2]	Allowance for credit losses do not include allowance for country risk amounting to EUR3million as of December 31, 2019 and EUR6million as of December 31, 2018.
[3]	Allowance for credit losses against financial assets at fair value through OCI remained at very low levels (EUR13million at December 31, 2018 and EUR35million as of December31, 2019). Due to immateriality, we do not provide any details on the year-over-year development.
[4]	Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (EUR12million at the beginning of year 2018 and EUR13million as of December31, 2018, respectively). Due to immateriality, we do not provide any details on the year-over-year development.
[5]	Allowance for credit losses do not include allowance for country risk amounting to EUR4million as of December 31, 2019 and EUR5million as of December 31, 2018.